1. Operations (Details 4) R$ in Thousands	12 Months Ended
Dec. 31, 2018 BRL (R$)
Transmissora Sul Brasileira
SummaryOfOperationsLineItems [Line Items]
Fair value	R$ 313,471
Percentage of interest transferred	20.00%
Amount of portion exchanged	R$ 62,694
Consideration amount	62,694
Concession rights	0
Costa Oeste
SummaryOfOperationsLineItems [Line Items]
Fair value	R$ 73,219
Percentage of interest transferred	(49.00%)
Amount of portion exchanged	R$ (35,878)
Consideration amount	38,883
Concession rights	3,005
Marumbi
SummaryOfOperationsLineItems [Line Items]
Fair value	R$ 109,861
Percentage of interest transferred	(20.00%)
Amount of portion exchanged	R$ (21,971)
Consideration amount	23,811
Concession rights	R$ 1,840